Condensed Consolidated Statements of Stockholders’ Equity Unaudited - USD ($) $ in Thousands	Common Stock Previously Reported	Common Stock Revision of Prior Period, Adjustment	Common Stock	Treasury Stock Previously Reported	Treasury Stock Revision of Prior Period, Adjustment	Treasury Stock	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Revision of Prior Period, Adjustment	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss) Previously Reported	Accumulated Other Comprehensive Income (Loss) Revision of Prior Period, Adjustment	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit Previously Reported	Accumulated Deficit Revision of Prior Period, Adjustment	Accumulated Deficit	Previously Reported	Revision of Prior Period, Adjustment	Total
Balance at Dec. 31, 2019	$ 727		$ 6	$ (347)			$ 378,364		$ 378,738	$ 27		$ 27	$ (358,351)		$ (358,351)	$ 20,420		$ 20,420
Balance (in Shares) at Dec. 31, 2019	72,657,092		60,799,502	(112,645)
Issuance of Series A Convertible preferred stock, net of issuance costs of $11,359			$ 5						202,111									202,116
Issuance of Series A Convertible preferred stock, net of issuance costs of $11,359 (in Shares)			52,776,787
Issuance of Common Stock upon exercise of options									1,110									1,110
Issuance of Common Stock upon exercise of options (in Shares)			616,955
Issuance of Common Stock for services									227									227
Issuance of Common Stock for services (in Shares)			73,752
Stock-based compensation									14,945									14,945
Surrender of shares in cashless exercise									(5)									(5)
Surrender of shares in cashless exercise (in Shares)			(481)
Net unrealized loss on available-for-sale securities												(25)						(25)
Foreign currency translation gain (loss)												(4)						(4)
Other									148									148
Net loss															(53,015)			(53,015)
Balance at Dec. 31, 2020	$ 735		$ 11	$ (352)			394,786		597,274	(2)		(2)	(411,366)		(411,366)	(16,199)		185,917
Balance (in Shares) at Dec. 31, 2020	73,481,228		114,266,515	(113,220)
Retrospective application of recapitalization		$ (721)			$ 347			$ 374
Retrospective application of recapitalization (in Shares)		(11,857,590)			112,645
Issuance of Common Stock upon exercise of options									877									877
Issuance of Common Stock upon exercise of options (in Shares)			411,789
Issuance of Common Stock for services									114									114
Issuance of Common Stock for services (in Shares)			162,737
Stock-based compensation									3,140									3,140
Surrender of shares in cashless exercise									(56)									(56)
Surrender of shares in cashless exercise (in Shares)			(15,189)
Net unrealized loss on available-for-sale securities												(6)						(6)
Foreign currency translation gain (loss)												1						1
Net loss															(9,484)			(9,484)
Balance at Mar. 31, 2021			$ 11						601,349			(7)			(420,850)			180,503
Balance (in Shares) at Mar. 31, 2021			114,825,852
Retrospective application of recapitalization		$ (724)			$ 352			$ 202,488									$ 202,116
Retrospective application of recapitalization (in Shares)		40,785,287			113,220
Balance at Dec. 31, 2020	$ 735		$ 11	$ (352)			$ 394,786		597,274	$ (2)		(2)	$ (411,366)		(411,366)	$ (16,199)		185,917
Balance (in Shares) at Dec. 31, 2020	73,481,228		114,266,515	(113,220)
Issuance of Common Stock upon exercise of options									4,001									$ 4,001
Issuance of Common Stock upon exercise of options (in Shares)			1,311,326															1,311,307
Issuance of Common Stock for services									1,337									$ 1,337
Issuance of Common Stock for services (in Shares)			228,199
Issuance of Common Stock upon conversion of convertible debt									4,631									$ 4,631
Issuance of Common Stock upon conversion of convertible debt (in Shares)			571,642															6,900,000
Stock-based compensation									27,042									$ 27,042
Surrender of shares in cashless exercise									(56)									(56)
Surrender of shares in cashless exercise (in Shares)			(15,189)
Issuance of Common Stock upon Business Combination, net of transaction costs of $31,511			$ 3						119,568									$ 119,571
Issuance of Common Stock upon Business Combination, net of transaction costs of $31,511 (in Shares)			28,689,748															26,790,150
Issuance of Common Stock upon PIPE Investment, net of transaction costs of $7,802			$ 4						357,194									$ 357,198
Issuance of Common Stock upon PIPE Investment, net of transaction costs of $7,802 (in Shares)			36,500,000															36,500,000
Net unrealized loss on available-for-sale securities												(68)						$ (68)
Foreign currency translation gain (loss)												(2)						(2)
Net loss															(87,547)			(87,547)
Balance at Dec. 31, 2021			$ 18						1,110,991			(72)			(498,913)			612,024
Balance (in Shares) at Dec. 31, 2021			181,552,241
Issuance of Common Stock upon exercise of options									1,242									1,242
Issuance of Common Stock upon exercise of options (in Shares)			624,685
Issuance of Common Stock for services									50									50
Stock-based compensation									8,627									8,627
Net unrealized loss on available-for-sale securities												(652)						(652)
Foreign currency translation gain (loss)												(3)						(3)
Net loss															(3,979)			(3,979)
Balance at Mar. 31, 2022			$ 18						$ 1,120,910			$ (727)			$ (502,892)			$ 617,309
Balance (in Shares) at Mar. 31, 2022			182,176,926